Equity - Schedule of Convertible Preferred Shares (Details) (10-K) (Parenthetical)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Series B Convertible Preferred Stock [Member]
Cumulative dividend rate	15.00%	15.00%